Federated High Income Bond Fund II
Portfolio of Investments
March 31, 2020 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—93.0%
	Aerospace/Defense—1.5%
$500,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$500,311
675,000	TransDigm, Inc., Sr. Sub. Deb., 144A, 5.500%, 11/15/2027	609,559
475,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	455,242
375,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	351,954
100,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	96,925
	TOTAL	2,013,991
	Automotive—3.4%
500,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	346,212
25,000	Adient US LLC, 144A, 7.000%, 5/15/2026	23,266
625,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	486,766
525,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	466,567
200,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	163,500
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	178,000
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	192,000
375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	321,563
275,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	253,839
225,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	208,811
75,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	53,141
325,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	251,401
375,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	350,234
50,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	47,531
1,100,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	965,745
375,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	295,113
	TOTAL	4,603,689
	Building Materials—2.1%
150,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	137,332
600,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	574,830
375,000	Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	371,351
625,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	585,919
125,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	123,568
575,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	498,856
600,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	550,180
	TOTAL	2,842,036
	Cable Satellite—8.7%
325,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	330,184
175,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	172,484
1,075,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,078,279
650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	656,214
275,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	284,116
775,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	803,557
375,000	CSC Holdings LLC, 144A, 5.375%, 7/15/2023	381,096
325,000	CSC Holdings LLC, 144A, 5.500%, 5/15/2026	338,428
200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	202,442
225,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	243,926
450,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 10/15/2025	476,451

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$275,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	$294,906
225,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.750%, 7/15/2025	235,681
450,000		CSC Holdings, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2024	453,935
450,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	456,903
750,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	735,064
200,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	206,610
450,000	[1]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	286,180
325,000	[1]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	201,908
225,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	229,767
100,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	102,045
600,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2025	609,747
300,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	307,665
850,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	803,250
200,000		Virgin Media Secured Finance PLC, 144A, 5.500%, 8/15/2026	204,393
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	201,110
200,000		Virgin Media, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2025	195,749
200,000		Virgin Media, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2024	198,749
200,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	197,125
629,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	632,491
200,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	195,393
		TOTAL	11,715,848
		Chemicals—2.6%
200,000		Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	181,749
450,000		Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	416,813
675,000		Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	640,403
150,000		Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	136,245
400,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	394,988
350,000		Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	300,151
725,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	585,416
250,000		PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	227,186
700,000		Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	669,707
		TOTAL	3,552,658
		Construction Machinery—0.8%
75,000		United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	67,406
100,000		United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	102,055
450,000		United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	442,091
450,000		United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	459,169
		TOTAL	1,070,721
		Consumer Cyclical Services—1.8%
225,000		Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	221,485
1,125,000		Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	1,068,038
954,000		GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	858,075
125,000		Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	112,813
125,000		Go Daddy Operating Co. LLC/GD Finance Co. Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	126,844
		TOTAL	2,387,255
		Consumer Products—0.8%
125,000		Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2025	122,032
125,000		Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	129,906
100,000		Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	99,780

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Products—continued
$700,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	$721,879
	TOTAL	1,073,597
	Diversified Manufacturing—1.3%
75,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	74,156
675,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	601,091
150,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	149,469
300,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	252,590
550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	520,003
175,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	150,280
	TOTAL	1,747,589
	Environmental—0.2%
350,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	247,363
	Finance Companies—1.9%
50,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	43,360
850,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	786,556
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	92,750
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	92,555
325,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 2/15/2024	280,402
900,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	901,129
400,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	393,907
	TOTAL	2,590,659
	Food & Beverage—2.9%
650,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	620,145
400,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	374,468
650,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	589,306
125,000	Performance Food Group, Inc., 144A, 5.500%, 6/1/2024	117,343
175,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	163,638
150,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	156,428
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	204,610
1,075,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,109,053
650,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	590,684
	TOTAL	3,925,675
	Gaming—3.3%
275,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 12/1/2027	228,401
325,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	282,929
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	86,854
325,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	237,153
600,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2025	543,753
50,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	48,313
625,000	MGM Resorts International, 6.000%, 3/15/2023	607,034
77,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	66,010
181,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	163,347
500,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	374,372
100,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	75,041
800,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	756,600
75,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	61,313
575,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	483,178
25,000	VICI Properties LP/VICI Note Co., Inc., 144A, 3.500%, 2/15/2025	23,234
50,000	VICI Properties LP/VICI Note Co., Inc., 144A, 3.750%, 2/15/2027	47,406

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$25,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	$23,828
175,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	161,526
150,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	137,333
	TOTAL	4,407,625
	Health Care—9.0%
175,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	166,013
625,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	613,284
550,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	492,935
950,000	Avantor, Inc., Sr. Unsecd. Note, 144A, 9.000%, 10/1/2025	1,006,007
550,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	526,281
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	46,625
200,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	191,124
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	149,199
75,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	72,709
100,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	102,697
625,000	Enterprise Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.750%, 10/15/2026	156,902
150,000	HCA, Inc., 5.875%, 5/1/2023	157,519
475,000	HCA, Inc., 5.875%, 2/15/2026	497,301
250,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	227,843
750,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	767,809
175,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	181,576
275,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	289,369
75,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	79,594
50,000	Hill-Rom Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 9/15/2027	49,677
525,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	539,158
200,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	205,893
100,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	94,950
650,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	620,571
350,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	283,526
900,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	789,777
125,000	Ortho-Clinical Diagnostics, Inc., 144A, 6.625%, 5/15/2022	119,060
500,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	391,240
275,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 7/1/2025	200,405
1,225,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	439,463
50,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	50,223
175,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	167,344
300,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	287,625
500,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	476,250
275,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	263,312
375,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	348,283
300,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	261,376
75,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	75,484
900,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	791,253
	TOTAL	12,179,657
	Health Insurance—1.4%
525,000	Centene Corp., Sr. Unsecd. Note, 144A, 4.250%, 12/15/2027	528,911
575,000	Centene Corp., Sr. Unsecd. Note, 144A, 4.625%, 12/15/2029	581,067
175,000	Centene Corp., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2025	178,282
250,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	258,915

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Insurance—continued
$350,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	$356,564
		TOTAL	1,903,739
		Independent Energy—2.0%
325,000		Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	122,687
50,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	14,802
175,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	94,934
250,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	102,136
469,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	86,765
75,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	12,641
400,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	67,498
275,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	69,291
577,000		Chesapeake Energy Corp., 144A, 11.500%, 1/1/2025	98,090
625,000		Crownrock LP/Crownrock F, 144A, 5.625%, 10/15/2025	329,669
375,000	[2,3]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	13,125
50,000		EQT Corp., Sr. Unsecd. Note, 6.125%, 2/1/2025	38,880
250,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	63,125
325,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	81,655
200,000		Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	150,983
75,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	15,375
500,000		Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	83,787
125,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	67,812
175,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	99,177
50,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	38,998
150,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	106,582
200,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	75,500
175,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	65,201
25,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 9.250%, 2/1/2026	15,141
475,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	286,187
200,000		SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	60,749
150,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	42,188
25,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	7,451
100,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	30,854
175,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	116,388
175,000	[1]	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	7,875
50,000		WPX Energy, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2030	27,338
150,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	83,333
125,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	72,121
350,000	[1]	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	28,875
150,000	[1]	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	11,261
		TOTAL	2,688,474
		Industrial - Other—0.6%
200,000		Anixter, Inc., Sr. Unsecd. Note, 6.000%, 12/1/2025	197,499
225,000		Hillman Group, Inc., Unsecd. Note, 144A, 6.375%, 7/15/2022	176,554
100,000		IAA Spinco Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	97,305
325,000		KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	312,408
		TOTAL	783,766
		Insurance - P&C—4.3%
250,000		Acrisure LLC, Sr. Unsecd. Note, 144A, 7.000%, 11/15/2025	216,868
350,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	329,682

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Insurance - P&C—continued
$750,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	$738,591
650,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	589,855
175,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	162,495
1,900,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	1,895,392
200,000	Kirs Midco 3 PLC, Sec. Fac. Bond, 144A, 8.625%, 7/15/2023	179,251
775,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	769,164
100,000	NFP Corp., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2025	92,375
900,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	843,723
	TOTAL	5,817,396
	Leisure—0.6%
75,000	Live Nation Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	67,541
600,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	508,830
25,000	Viking Cruises Ltd., Sr. Unsecd. Note, 144A, 5.875%, 9/15/2027	14,767
325,000	Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	239,427
	TOTAL	830,565
	Lodging—0.4%
375,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 5.125%, 5/1/2026	362,266
175,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	149,969
	TOTAL	512,235
	Media Entertainment—6.6%
100,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	97,876
550,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	530,750
425,000	CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	358,592
175,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	157,609
350,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	286,350
500,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	337,150
350,000	Entercom Media Corp., 144A, 6.500%, 5/1/2027	306,615
75,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	75,041
375,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	364,689
325,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	314,714
100,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	90,555
150,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	131,542
906,114	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	776,494
450,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	404,719
400,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	385,417
375,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	368,644
825,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	781,683
350,000	Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	324,506
325,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	303,865
50,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	44,778
375,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	332,081
150,000	Sinclair Television Group, 144A, 5.625%, 8/1/2024	139,126
75,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	64,016
800,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	714,834
475,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	420,078
225,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	203,344
675,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	572,062
	TOTAL	8,887,130

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—1.5%
$425,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	$386,217
300,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	287,626
125,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.125%, 3/1/2028	109,893
25,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2030	21,814
200,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	186,800
75,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	71,089
450,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	419,385
125,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	109,843
475,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	416,221
	TOTAL	2,008,888
	Midstream—6.1%
150,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	139,121
175,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	163,991
400,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	385,340
225,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	145,704
500,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	323,787
550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	386,210
500,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	471,250
225,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.125%, 3/1/2025	191,363
325,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.500%, 3/1/2028	268,937
575,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	401,662
275,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	250,948
250,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	234,367
225,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	201,499
425,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	397,639
175,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	97,904
100,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	87,125
450,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	388,546
250,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	176,638
200,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	168,625
177,000	MPLX LP, Sr. Unsecd. Note, 144A, 6.250%, 10/15/2022	159,495
700,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	542,045
100,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	74,562
425,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	402,675
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	418,407
500,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	114,218
475,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	56,404
50,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	43,691
275,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	230,599
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	390,625
75,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	60,977
275,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	227,851
475,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	398,108
25,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	21,500
250,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	202,136
100,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.050%, 2/1/2030	44,233
	TOTAL	8,268,182
	Oil Field Services—1.2%
125,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	87,187

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—continued
$550,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	$394,387
75,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	26,063
75,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	24,563
150,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	50,781
225,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	91,968
175,000	Sesi LLC, 7.125%, 12/15/2021	33,687
725,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	194,840
350,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	176,050
300,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	187,665
525,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	331,077
	TOTAL	1,598,268
	Packaging—6.0%
850,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	734,783
350,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	360,693
400,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	404,120
350,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	355,468
225,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	234,156
525,000	Berry Plastics Corp., 5.500%, 5/15/2022	521,074
75,000	Berry Plastics Corp., 6.000%, 10/15/2022	74,742
300,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	278,241
1,075,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	822,407
175,000	Crown Americas LLC/Crown Americas Capital Corp VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	180,817
1,075,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	1,013,155
625,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	580,020
425,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	407,467
150,000	Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/2023	147,938
200,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	191,500
650,000	Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	664,219
175,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	164,080
25,000	Silgan Holdings, Inc., Sr. Unsecd. Note, 144A, 4.125%, 2/1/2028	23,250
500,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	405,628
175,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	146,780
200,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	200,124
200,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	202,110
	TOTAL	8,112,772
	Paper—0.6%
725,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	665,187
125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	123,318
	TOTAL	788,505
	Pharmaceuticals—3.7%
200,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	203,311
200,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	207,030
175,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	166,985
45,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	44,494
50,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	49,594
1,125,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	1,115,162
250,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	260,837
400,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	420,220
375,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	398,137

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$225,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 7/15/2023	$164,666
625,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2025	430,269
1,200,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 6.375%, 8/1/2023	1,229,964
925,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	201,188
575,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	147,341
	TOTAL	5,039,198
	Restaurants—1.6%
250,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	232,363
1,050,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	1,009,307
200,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	200,749
75,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	71,023
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	70,271
500,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	503,087
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	78,938
	TOTAL	2,165,738
	Retailers—0.4%
350,000	Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	260,942
525,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/15/2023	126,000
525,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/1/2026	55,125
50,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	48,277
	TOTAL	490,344
	Supermarkets—1.0%
75,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 4.875%, 2/15/2030	74,813
75,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	76,751
175,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	189,599
600,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	604,503
475,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	485,673
	TOTAL	1,431,339
	Technology—7.7%
325,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	288,462
125,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	126,319
175,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	183,495
775,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	803,094
275,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	273,283
50,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	48,375
125,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	129,756
900,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	951,750
250,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 5.125%, 4/1/2025	245,939
800,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/15/2024	717,760
950,000	Infor US, Inc., 6.500%, 5/15/2022	930,677
675,000	JDA Escrow LLC/JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	649,043
50,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	45,848
400,000	NCR Corp., Sr. Unsecd. Note, 6.375%, 12/15/2023	397,498
400,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	392,059
175,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	165,320
150,000	Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	141,881
200,000	Qorvo, Inc., 144A, 4.375%, 10/15/2029	187,125
625,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	648,047
25,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	24,141

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$75,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	$68,068
200,000		Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	197,110
200,000		Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	209,125
850,000		Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	905,718
375,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	318,279
1,200,000		Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	1,107,036
225,000		Western Digital Corp., Sr. Unsecd. Note, 4.750%, 2/15/2026	229,556
		TOTAL	10,384,764
		Transportation Services—0.1%
200,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	169,500
		Utility - Electric—3.4%
300,000		Calpine Corp., 144A, 4.500%, 2/15/2028	291,900
200,000		Calpine Corp., 144A, 5.250%, 6/1/2026	191,394
550,000		Calpine Corp., 5.750%, 1/15/2025	512,875
275,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	255,062
625,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	614,062
300,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	310,665
450,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	473,872
50,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	51,278
50,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	49,999
50,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	48,778
850,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	895,347
300,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	306,165
175,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	181,469
400,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	414,720
		TOTAL	4,597,586
		Wireless Communications—3.5%
200,000		Altice France SA, 144A, 8.125%, 2/1/2027	209,610
1,100,000		Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	1,117,105
550,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	631,262
775,000		Sprint Corp., 7.125%, 6/15/2024	856,363
150,000		Sprint Corp., 7.875%, 9/15/2023	166,295
350,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	389,953
150,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	153,458
250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	259,513
275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	278,235
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	360,064
325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	343,054
		TOTAL	4,764,912
		TOTAL CORPORATE BONDS (IDENTIFIED COST $145,096,934)	125,601,664
		COMMON STOCKS—0.1%
		Chemicals—0.1%
8,506	[2]	Hexion Holdings Corp.	80,807
		Media Entertainment—0.0%
7,915	[2]	iHeartMedia, Inc.	57,859
		TOTAL COMMON STOCKS (IDENTIFIED COST $319,520)	138,666

Principal Amount or Shares		Value
	REPURCHASE AGREEMENT—6.0%
$8,109,000	Interest in $2,700,000,000 joint repurchase agreement 0.01%, dated 3/31/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,700,000,750 on 4/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2045 and the market value of those underlying securities was $2,754,000,765. (IDENTIFIED COST $8,109,000)	$8,109,000
	TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $153,525,454)	133,849,330
	OTHER ASSETS AND LIABILITIES - NET—0.9%[4]	1,270,781
	TOTAL NET ASSETS—100%	$135,120,111
1	Subsequent to March 31, 2020, the issuer filed for Chapter 11 of the U.S. Bankruptcy Code.
2	Non-income-producing security.
3	Issuer in default.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$125,601,664	$—	$125,601,664
Equity Securities:
Common Stocks
Domestic	138,666	—	—	138,666
Repurchase Agreement	—	8,109,000	—	8,109,000
TOTAL SECURITIES	$138,666	$133,710,664	$—	$133,849,330